SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Property and Equipment
Estimated useful lives (in years)	30 years
Buildings | Maximum
Property and Equipment
Estimated useful lives (in years)	50 years
Land improvements
Property and Equipment
Estimated useful lives (in years)	20 years
Leasehold Improvements | Maximum
Property and Equipment
Estimated useful lives (in years)	10 years
Office and other equipment | Minimum
Property and Equipment
Estimated useful lives (in years)	2 years
Office and other equipment | Maximum
Property and Equipment
Estimated useful lives (in years)	20 years
Information technology equipment | Minimum
Property and Equipment
Estimated useful lives (in years)	1 year 6 months
Information technology equipment | Maximum
Property and Equipment
Estimated useful lives (in years)	5 years